Disaggregated Revenue	12 Months Ended
Sep. 30, 2022
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

NOTE 19 – DISAGGREGATED REVENUE

The following table presents revenue by major product categories for the fiscal years ended September 30, 2022, 2021 and 2020, respectively:

	September 30, 2022		September 30, 2021		September 30, 2020
Revenue Category	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Sales of display modules	$35,113,651	34%	$96,087,963	58%	$100,304,865	72%
Sales of polarizers	62,709,731	59%	62,625,352	37%	36,794,524	26%
Research and developments	5,715,914	5%	-	-%	-	-%
Others	1,877,450	2%	9,031,486	5%	2,974,528	2%
Total	$105,416,746	100%	$167,744,801	100%	$140,073,917	100%

The revenue under category of others, are mostly from repairing services and mold product sales that have not become significant portion of the revenue for the year ended September 30, 2022.